Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	27,620.00
Total Offset Amount	21,530.46
Net Fee	$ 6,089.54
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A